Long-term debt	12 Months Ended
Dec. 31, 2015
Long-term debt
Long-term debt

10 – Long-term debt

				US dollar-denominated amount

In millions			Maturity			December 31,	2015	2014
Notes and debentures (1)
Canadian National series:
	-	2-year floating rate notes	Nov. 6, 2015	US$	350		$-	$406
	5.80%	10-year notes (2)	June 1, 2016		250		346	290
	1.45%	5-year notes (2)	Dec. 15, 2016		300		415	348
	-	3-year floating rate notes (3)	Nov. 14, 2017		250		346	290
	5.85%	10-year notes (2)	Nov. 15, 2017		250		346	290
	5.55%	10-year notes (2)	May 15, 2018		325		450	377
	6.80%	20-year notes (2)	July 15, 2018		200		277	232
	5.55%	10-year notes (2)	Mar. 1, 2019		550		761	638
	2.75%	7-year notes (2)	Feb. 18, 2021		-		250	250
	2.85%	10-year notes (2)	Dec. 15, 2021		400		554	464
	2.25%	10-year notes (2)	Nov. 15, 2022		250		346	290
	7.63%	30-year debentures	May 15, 2023		150		208	174
	2.95%	10-year notes (2)	Nov. 21, 2024		350		484	406
	2.80%	10-year notes (2)	Sep. 22, 2025		-		350	-
	6.90%	30-year notes (2)	July 15, 2028		475		657	551
	7.38%	30-year debentures (2)	Oct. 15, 2031		200		277	232
	6.25%	30-year notes (2)	Aug. 1, 2034		500		692	581
	6.20%	30-year notes (2)	June 1, 2036		450		623	522
	6.71%	Puttable Reset Securities PURSSM (2)	July 15, 2036		250		346	290
	6.38%	30-year debentures (2)	Nov. 15, 2037		300		415	348
	3.50%	30-year notes (2)	Nov. 15, 2042		250		346	290
	4.50%	30-year notes (2)	Nov. 7, 2043		250		346	290
	3.95%	30-year notes (2)	Sep. 22, 2045		-		400	-
	4.00%	50-year notes (2)	Sep. 22, 2065		-		100	-
Illinois Central series:
	7.70%	100-year debentures	Sep. 15, 2096		125		173	145
BC Rail series:
	Non-interest bearing 90-year subordinated notes (4)		July 14, 2094		-		842	842
Total notes and debentures							$10,350	$8,546
Other
Commercial paper							458	-
Accounts receivable securitization							-	50
Capital lease obligations							522	670
Total debt, gross							11,330	9,266
Net unamortized discount and debt issuance costs(4) (5)							(903)	(894)
Total debt (6)							10,427	8,372
Less: Current portion of long-term debt							1,442	544
Total long-term debt							$8,985	$7,828

(1)	The Company's notes, debentures and revolving credit facility are unsecured.
(2)	The fixed rate debt securities are redeemable, in whole or in part, at the option of the Company, at any time, at the greater of par and a formula price based on interest rates prevailing at the time of redemption.
(3)	These floating rate notes bear interest at the three-month London Interbank Offered Rate (LIBOR) plus 0.17%. The interest rate as at December 31, 2015 was 0.53% (0.40% as at December 31, 2014).
(4)	The Company records these notes as a discounted debt of $10 million as at December 31, 2015 ($9 million as at December 31, 2014) using an imputed interest rate of 5.75% (5.75% as at December 31, 2014). The discount of $ 832 million ($833 million as at December 31,2014) is included in Net unamortized discount and debt issuance costs.
(5)	As a result of the retrospective adoption of a new accounting standard in the fourth quarter of 2015, debt issuance costs have been reclassified from assets to Long-term debt. See Note 2 - Recent accounting pronouncements for additional information.
(6)	See Note 17 - Financial instruments for the fair value of debt.

Revolving credit facility

The Company has an $800 million revolving credit facility agreement with a consortium of lenders. The agreement, which contains customary terms and conditions, allows for an increase in the facility amount, up to a maximum of $1.3 billion, as well as the option to extend the term by an additional year at each anniversary date, subject to the consent of individual lenders. The Company exercised such option and on March 12, 2015, the expiry date of the agreement was extended by one year to May 5, 2020. The credit facility is available for general corporate purposes, including backstopping the Company’s commercial paper programs, and provides for borrowings at various interest rates, including the Canadian prime rate, bankers’ acceptance rates, the U.S. federal funds effective rate and the London Interbank Offered Rate (LIBOR), plus applicable margins. The credit facility agreement has one financial covenant, which limits debt as a percentage of total capitalization, and with which the Company is in compliance. As at December 31, 2015 and December 31, 2014, the Company had no outstanding borrowings under its revolving credit facility and there were no draws during the years ended December 31, 2015 and 2014.

Commercial paper

The Company has a commercial paper program in Canada and a new commercial paper program was established in the U.S. during the second quarter of 2015. Both programs are backstopped by the Company’s revolving credit facility, enabling it to issue commercial paper up to a maximum aggregate principal amount of $800 million, or the US dollar equivalent, on a combined basis. As at December 31, 2015, the Company had total commercial paper borrowings of US$331 million ($458 million) (nil as at December 31, 2014) at a weighted-average interest rate of 0.41% presented in Current portion of long-term debt on the Consolidated Balance Sheet. The Company’s commercial paper has a maturity less than 90 days.

The following table presents the issuances and repayments of commercial paper:

In millions	Year ended December 31,	2015	2014	2013
Issuances of commercial paper		$2,624	$2,443	$3,255
Repayments of commercial paper		(2,173)	(2,720)	(2,987)
Net issuance (repayment) of commercial paper		$451	$(277)	$268

Accounts receivable securitization program

The Company has an agreement to sell an undivided co-ownership interest in a revolving pool of accounts receivable to unrelated trusts for maximum cash proceeds of $450 million. On June 18, 2015, the Company extended the term of its agreement by one year to February 1, 2018. As at December 31, 2015, the Company had no proceeds ($50 million at a weighted-average interest rate of 1.24%, which was secured by, and limited to, $56 million of accounts receivable as at December 31, 2014) received under the accounts receivable securitization program in the Current portion of long-term debt on the Consolidated Balance Sheet.

Bilateral letter of credit facilities

The Company has a series of bilateral letter of credit facility agreements with various banks to support its requirements to post letters of credit in the ordinary course of business. On March 12, 2015, the Company extended the expiry date of its agreements by one year to April 28, 2018. Under these agreements, the Company has the option from time to time to pledge collateral in the form of cash or cash equivalents, for a minimum term of one month, equal to at least the face value of the letters of credit issued. As at December 31, 2015, the Company had letters of credit drawn of $551 million ($487 million as at December 31, 2014) from a total committed amount of $575 million ($511 million as at December 31, 2014) by the various banks. As at December 31, 2015, cash and cash equivalents of $523 million ($463 million as at December 31, 2014) were pledged as collateral and recorded as Restricted cash and cash equivalents on the Consolidated Balance Sheet.

Capital lease obligations

The Company had no acquisitions of assets through equipment leases in 2015 and 2014. Interest rates for capital lease obligations range from 0.7% to 7.3% with maturity dates in the years 2016 through 2037. The imputed interest on these leases amounted to $118 million as at December 31, 2015 ($145 million as at December 31, 2014). The capital lease obligations are secured by properties with a net carrying amount of $603 million as at December 31, 2015 ($668 million as at December 31, 2014).

Long-term debt maturities

The following table provides the long-term debt maturities, including capital lease repayments on debt outstanding as at December 31, 2015, for the next five years and thereafter:

In millions	Capital leases	Debt	Total
2016 (1)	$223	$1,219	$1,442
2017	174	684	858
2018	9	720	729
2019	10	755	765
2020	16	-	16
2021 and thereafter	90	6,527	6,617
Total	$522	$9,905	$10,427

(1) Current portion of long-term debt.

Amount of US dollar-denominated debt

In millions	December 31,		2015		2014
Notes and debentures		US$	6,075	US$	6,425
Commercial paper			331		-
Capital lease obligations			274		448
Total amount of US dollar-denominated debt in US$		US$	6,680	US$	6,873
Total amount of US dollar-denominated debt in C$			$9,245		$7,973